ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Uan Power Corp. (“Uan” or “the Company”) was incorporated in the State of Nevada on May 8, 2009. Uan completed a reincorporation of our company in Delaware under the name UAN Power Corp. on November 14, 2011.

Effective September 4, 2014, the Company filed a Certificate of Amendment of Certificate of Incorporation in Delaware, wherein the Company increased its authorized share capital to 420,000,000 shares of stock which includes 400,000,000 shares of common stock, having a par value of $0.00001 per share and 20,000,000 shares of Preferred Stock, having a par value of $0.00001 per share.

The Company was originally organized to seek opportunities to manage income producing commercial and residential real estate properties in Florida and the southeastern region of the United States.

The Company’s year-end is June 30th.